DISCONTINUED OPERATIONS - Summary of the restructuring and other related charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 41,309	$ 92,468
Income Statement Location [Axis]: us-gaap:CostOfGoodsAndServicesSold
Restructuring Cost and Reserve [Line Items]
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of goods and services	Cost of goods and services
Restructuring charges	$ 35,806	$ 82,028
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Restructuring Cost and Reserve [Line Items]
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative expenses	Selling, general and administrative expenses
Restructuring charges	$ 5,503	$ 10,440